Cash and Deposits with Financial Institutions - Additional Information (Detail) - CAD ($) $ in Millions	Jul. 31, 2020	Apr. 30, 2020	Oct. 31, 2019
Mandatory Reserve Deposits At Central Banks [abstract]
Cash balances required to maintain with central banks, other regulatory authorities and certain counterparties	$ 6,723	$ 7,873	$ 9,401